Statement of Changes in Consolidated Equity - EUR (€) € in Thousands	Equity attributable to parent	Share capital	Share premium.	Reserves	Profit attributable to parent	Treasury stock	Translation differences	Other comprehensive incomes	Other comprehensive income from non-current assets held for sale	Cash flow hedges	Non-controlling interest	Total
Balance at beginning of the year at Dec. 31, 2020		€ 119,604	€ 910,728	€ 3,776,932	€ 618,546	€ (43,734)	€ (272,529)	€ (1,155)			€ 1,611,663	€ 6,720,055
Translation differences	€ 605,620						605,620				110,124	715,744
Cash flow hedges	3,130									€ 3,130		3,130
Other comprehensive income	286							286				286
Other comprehensive income from non-current assets held for sale												0
Other comprehensive income / (expense) for the year	609,036						605,620	286		3,130	110,124	719,160
Consolidated net income	188,726				188,726						76,601	265,327
Total comprehensive income for the year	797,762				188,726		605,620	286		3,130	186,725	984,487
Net change in treasury stock	(120,455)					(120,455)						(120,455)
Acquisition / Divestment of non-controlling interests	(1,611)			(1,611)							1,522	(89)
Other changes	(8,036)			(8,036)							82	(7,954)
Distribution of prior year profit, Reserves				618,546	(618,546)
Distribution of prior year profit, Dividends	(252,443)			(252,443)							(6,503)	(258,946)
Operations with shareholders or owners	(382,545)			356,456	(618,546)	(120,455)					(4,899)	(387,444)
Balance at end of the year at Dec. 31, 2021	5,523,609	119,604	910,728	4,133,388	188,726	(164,189)	333,091	(869)		3,130	1,793,489	7,317,098
Translation differences	402,542						402,542				97,780	500,322
Cash flow hedges	(3,568)									(3,568)		(3,568)
Other comprehensive income	(7,215)							(7,215)				(7,215)
Other comprehensive income from non-current assets held for sale												0
Other comprehensive income / (expense) for the year	391,759						402,542	(7,215)		(3,568)	97,780	489,539
Consolidated net income	208,279				208,279						62,867	271,146
Total comprehensive income for the year	600,038				208,279		402,542	(7,215)		(3,568)	160,647	760,685
Net change in treasury stock	1,969					1,969						1,969
Acquisition / Divestment of non-controlling interests											373,468	373,468
Other changes	4,322			4,322							2	4,324
Distribution of prior year profit, Reserves				188,726	(188,726)
Operations with shareholders or owners	6,291			193,048	(188,726)	1,969					373,470	379,761
Balance at end of the year at Dec. 31, 2022	6,129,938	119,604	910,728	4,326,436	208,279	(162,220)	735,633	(8,084)		(438)	2,327,606	8,457,544
Translation differences	(321,565)						(321,565)				(43,877)	(365,442)
Cash flow hedges	1,436									1,436		1,436
Other comprehensive income	(1,033)							(1,033)				(1,033)
Other comprehensive income from non-current assets held for sale	1,520								€ 1,520			1,520
Other comprehensive income / (expense) for the year	(319,642)						(321,565)	(1,033)	1,520	1,436	(43,877)	(363,519)
Consolidated net income	59,315				59,315						121,354	180,669
Total comprehensive income for the year	(260,327)				59,315		(321,565)	(1,033)	1,520	1,436	77,477	(182,850)
Net change in treasury stock	9,472					9,472						9,472
Acquisition / Divestment of non-controlling interests	(1,525)			(1,525)							325	(1,200)
Other changes	(50,392)			(50,392)							(260,089)	(310,481)
Distribution of prior year profit, Reserves				208,279	(208,279)
Operations with shareholders or owners	(42,445)			156,362	(208,279)	9,472					(259,764)	(302,209)
Balance at end of the year at Dec. 31, 2023	€ 5,827,166	€ 119,604	€ 910,728	€ 4,482,798	€ 59,315	€ (152,748)	€ 414,068	€ (9,117)	€ 1,520	€ 998	€ 2,145,319	€ 7,972,485